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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]:  Amendment Number:

   This Amendment (Check only one.):        [   ] is a restatement.
                                            [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:     Director
Phone:   (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern              New York, New York                 May 14, 2001

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:   $2,231,036  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


COLUMN 1           COLUMN 2  COLUMN 3      COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                   TITLE OF                   VALUE     SHRS OR     SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER     CLASS     CUSIP          (x $1000)   PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE        SHARED     NONE
ALBERTA ENERGY
LTD                COM       012873 10 5    746,141    16,839,113   SH         SOLE                  16,839,113
SHAW COMMUNI-
CATIONS INC        CL B      82028K 20 0    584,638    29,527,173   SH         SOLE                  29,527,173
JONES APPAREL
GROUP INC          COM       480074 10 3    278,539     7,368,746   SH         SOLE                   7,368,746
US BANCORP DEL     COM       902973 10 6    219,352     9,454,841   SH         SOLE                   9,454,841
BLYTH INC          COM       09643P 10 8    108,333     4,699,919   SH         SOLE                   4,699,919
GENERAL DYNAMICS
CORP               COM       369550 10 8    107,192     1,708,508   SH         SOLE                   1,708,508
YANKEE CANDLE INC  COM       984757 10 4    106,601     8,094,201   SH         SOLE                   8,094,201
CORUS              COM CL B
ENTERTAINMENT INC  NON VTG   220874 10 1    80,240     3,429,050    SH         SOLE                   3,429,050